Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended	4 Months Ended
	Sep. 30, 2020	Sep. 30, 2020
Revenue
General and administrative expenses	78,105	78,788
Loss from operations	(78,105)	(78,788)
Other income - interest earned on Trust Account	1,764	1,764
Income before provision for income taxes	(76,341)	(77,024)
Provision for income taxes
Net loss	$ (76,341)	$ (77,024)
Class A Common Stock
Two Class Method:
Weighted average number of ordinary shares outstanding (in Shares)	34,500,000	34,500,000
Net income per common stock, basic and diluted (in Dollars per share)
Class B Common Stock
Two Class Method:
Weighted average number of ordinary shares outstanding (in Shares)	8,625,000	8,625,000
Net income per common stock, basic and diluted (in Dollars per share)	$ (0.01)	$ (0.01)